Recapitalization	9 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Recapitalization
3.
Recapitalization

As discussed in Note 1, “Reorganization and Description of Business”, following the Closing of Business Combination, Roadzen (DE) was deemed the accounting acquirer of the Parent Company and the transition was accounted for as a reverse recapitalization.

Transaction Proceeds

Upon the Closing, the Company received gross proceeds of $32,770. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in redeemable convertible preferred stock and shareholders’ equity (deficit) for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	32,770
Less: transaction costs and advisory fees, paid	—
Net proceeds from the Business Combination	32,770
Add: other current assets (including FPA)	46,257,695
Less: transaction costs and advisory fees, accrued	(17,697,924)
Less: promissory note	(3,731,708)
Reverse recapitalization, net	24,860,833

The number of Ordinary Shares issued immediately following the consummation of the Business Combination were:

Vahanna Class A common stock, outstanding prior to the Business Combination	25,012,500
Less: redemption of Vahanna Class A common stock	(15,670,446)
Class A common stock of Vahanna	9,342,054
Roadzen (DE) Common stock	58,396,520
Shares issued to FPA	702,255
Ordinary shares immediately after the Business Combination	68,440,829
Unvested Restricted Stock Units	9,903,480

The number of Roadzen (DE) shares was determined as follows:

	Roadzen (DE) Common stock	Ordinary Shares issued to shareholders of Roadzen (DE)
Common stock	606,425	16,501,984
Convertible preferred stock	1,539,566	41,894,536
	2,145,991	58,396,520

Public and private placement warrants

In connection with Vahanna’s initial public offering in 2021, 10,004,994 public warrants were issued (the “Public Warrants”) and 9,152,087 warrants were issued in a private placement (the “Private Placement Warrants”; and the Private Placement Warrants together with the Public Warrants, collectively the “Warrants”) all of which warrants remained outstanding and became warrants for the Ordinary Shares in the Company.

Redemption

Prior to the closing of the Business Combination, certain Vahanna public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 15,670,446 shares of Vahanna Class A ordinary shares for an aggregate payment of $168,466,546 (the “Redemption”).